Investment Strategy - BLACKROCK MANAGED INCOME FUND	Dec. 31, 2025
Investor A, C and Institutional
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund may invest up to 100% of its assets in fixed-income securities and up to 30% of its assets in equity securities. The Fund may also gain exposure to such fixed-income securities and equity securities by investing in BlackRock fixed-income and/or equity mutual funds (“underlying funds”) and affiliated and unaffiliated exchange-traded funds (“ETFs”).
With respect to the Fund’s fixed-income investments, the Fund may invest in fixed-income securities such as corporate bonds and notes, commercial and residential mortgage-backed securities (including collateralized mortgage obligations), asset-backed securities (such as collateralized debt obligations, including collateralized loan obligations), municipal securities, preferred securities, pass-through securities, U.S. Treasuries and agency securities, and securities issued or guaranteed by foreign governments, their agencies or instrumentalities, and floating rate securities (such as bank loans). The Fund may also invest in non-investment grade bonds (high yield, junk bonds or distressed securities), non-investment grade bank loans, non-dollar denominated bonds and bonds of emerging market issuers. The Fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis. The Fund may invest in fixed-income securities of both U.S. and non-U.S. issuers, including emerging market issuers, without limit.
The average portfolio duration of the Fund will vary based on the management team’s forecast of interest rates and there are no limits regarding portfolio duration or average maturity.
With respect to the Fund’s equity investments, the Fund may invest in common stock and preferred stock. The Fund generally intends to invest in dividend paying stocks. From time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”). The Fund may invest in securities of both U.S. or non-U.S. issuers, including emerging market issuers, without limit, which can be U.S. dollar based or non-U.S. dollar based and may be currency hedged or unhedged. The Fund may invest in securities of companies of any market capitalization. In addition, the Fund may invest in structured notes that provide exposure to covered call options or other types of financial instruments. The Fund may also purchase securities convertible into common and preferred stock.
The Fund may, when consistent with its investment objective, buy or sell options or futures on a security or an index of securities, or enter into swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund’s use of derivatives will be primarily as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives as a substitute for taking a position in the underlying asset. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).
The underlying funds and ETFs in which the Fund invests may, to varying degrees, also invest in derivatives. The Fund may also engage in option writing to generate additional income in the portfolio.
As part of the Fund’s risk management process, the Fund may allocate, without limitation, assets into cash or short-term fixed-income securities, and away from riskier assets such as equity and high yield fixed-income securities.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Class K
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund may invest up to 100% of its assets in fixed-income securities and up to 30% of its assets in equity securities. The Fund may also gain exposure to such fixed-income securities and equity securities by investing in BlackRock fixed-income and/or equity mutual funds (“underlying funds”) and affiliated and unaffiliated exchange-traded funds (“ETFs”).
With respect to the Fund’s fixed-income investments, the Fund may invest in fixed-income securities such as corporate bonds and notes, commercial and residential mortgage-backed securities (including collateralized mortgage obligations), asset-backed securities (such as collateralized debt obligations, including collateralized loan obligations), municipal securities, preferred securities, pass-through securities, U.S. Treasuries and agency securities, and securities issued or guaranteed by foreign governments, their agencies or instrumentalities, and floating rate securities (such as bank loans). The Fund may also invest in non-investment grade bonds (high yield, junk bonds or distressed securities), non-investment grade bank loans, non-dollar denominated bonds and bonds of emerging market issuers. The Fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis. The Fund may invest in fixed-income securities of both U.S. and non-U.S. issuers, including emerging market issuers, without limit.
The average portfolio duration of the Fund will vary based on the management team’s forecast of interest rates and there are no limits regarding portfolio duration or average maturity.
With respect to the Fund’s equity investments, the Fund may invest in common stock and preferred stock. The Fund generally intends to invest in dividend paying stocks. From time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”). The Fund may invest in securities of both U.S. or non-U.S. issuers, including emerging market issuers, without limit, which can be U.S. dollar based or non-U.S. dollar based and may be currency hedged or unhedged. The Fund may invest in securities of companies of any market capitalization. In addition, the Fund may invest in structured notes that provide exposure to covered call options or other types of financial instruments. The Fund may also purchase securities convertible into common and preferred stock.
The Fund may, when consistent with its investment objective, buy or sell options or futures on a security or an index of securities, or enter into swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund’s use of derivatives will be primarily as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives as a substitute for taking a position in the underlying asset. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The underlying funds and ETFs in which the Fund invests may, to varying degrees, also invest in derivatives. The Fund may also engage in option writing to generate additional income in the portfolio.
As part of the Fund’s risk management process, the Fund may allocate, without limitation, assets into cash or short-term fixed-income securities, and away from riskier assets such as equity and high yield fixed-income securities.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.